Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000102285
Account Value [Line Items]
Account Value		$ 27,012	$ 27,012	$ 10,000	$ 27,012							$ 26,985						$ 19,997						$ 18,616						$ 17,372						$ 18,310						$ 21,193						$ 20,774						$ 16,301						$ 14,132						$ 14,983						$ 14,843						$ 13,341						$ 12,936						$ 12,401						$ 11,786						$ 10,835						$ 10,253						$ 10,111						$ 10,467
C000111287
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value		23,929	23,929	9,525	$ 23,929													16,993												18,470												24,570												18,128												15,131												14,143												13,561												10,081												10,454
C000111288
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value		23,529	23,529	10,000	$ 23,529													16,831												18,414												24,649												18,307												15,374												14,466												13,962												10,451												10,905
C000144476
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value		31,698	31,698	9,524	$ 31,698													22,881												20,005												28,578												18,571												13,654												12,229												11,530												9,328												9,767
C000144477
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value		31,136	31,136	10,000	$ 31,136													22,621												19,919												28,633												18,735												13,857												12,493												11,855												9,657												10,177
C000111283
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
Account Value		13,975	13,975	9,524	$ 13,975													9,349												12,020												28,367												12,516												14,756												15,090												15,773												11,255												11,248
C000111284
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
Account Value		13,752	$ 13,752	10,000	$ 13,752													9,259												11,984												28,469												12,644												14,998												15,442												16,248												11,667												11,735
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Account Value		33,950	$ 33,950	10,000	$ 33,950							29,760						24,599						24,262						22,334						23,632						26,155						23,582						18,301						16,154						16,681						16,016						14,591						14,112						13,593						12,459						10,994						10,566						10,520						10,440
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		21,890	21,890	10,000	$ 21,890													16,037												17,362												23,469												16,951												14,952												14,053												13,495												10,302												10,352
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		21,890	21,890	10,000	$ 21,890													16,037												17,362												23,469												16,951												14,952												14,053												13,495												10,302												10,352
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		21,890	21,890	10,000	$ 21,890													16,037												17,362												23,469												16,951												14,952												14,053												13,495												10,302												10,352
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		21,890	21,890	10,000	$ 21,890													16,037												17,362												23,469												16,951												14,952												14,053												13,495												10,302												10,352
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		$ 28,880	28,880	10,000	$ 28,880													20,826												20,151												28,358												20,339												16,790												14,118												13,301												10,536												10,494
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 15,308	15,308	10,000	15,308	$ 15,961	$ 14,791		$ 14,629	$ 14,560	$ 14,191	14,158	$ 14,006	$ 13,782	$ 13,147	$ 13,814	$ 13,350	12,434	$ 12,928	$ 13,233	$ 13,939	$ 13,188	$ 12,756	12,988	$ 13,080	$ 12,797	$ 13,516	$ 12,616	$ 12,752	11,378	$ 11,707	$ 13,094	$ 13,050	$ 13,032	$ 13,778	13,730	$ 14,580	$ 15,050	$ 15,332	$ 15,894	$ 15,585	16,016	$ 15,869	$ 16,315	$ 15,931	$ 16,843	$ 16,807	16,300	$ 15,804	$ 16,093	$ 15,942	$ 15,526	$ 14,515	13,261	$ 12,994	$ 13,299	$ 12,927	$ 11,749	$ 10,898	10,768	$ 9,875	$ 11,699	$ 12,309	$ 12,753	$ 11,892	11,922	$ 11,474	$ 11,258	$ 11,779	$ 11,897	$ 11,267	12,052	$ 11,882	$ 11,688	$ 11,659	$ 10,853	$ 11,093	10,630	$ 11,581	$ 11,741	$ 12,050	$ 11,784	$ 12,310	12,695	$ 12,695	$ 12,883	$ 13,480	$ 12,510	$ 12,069	12,018	$ 11,649	$ 11,703	$ 11,463	$ 10,886	$ 10,784	10,532	$ 10,337	$ 10,075	$ 9,740	$ 9,261	$ 9,216	9,604	$ 9,597	$ 9,512	$ 9,305	$ 8,850	$ 8,534	8,811	$ 8,718	$ 7,756	$ 7,769	$ 8,376	$ 8,564	8,800	$ 8,240	$ 8,425	$ 9,308	$ 9,886	$ 10,140	10,405	$ 9,711	$ 9,824	$ 9,559	$ 9,446	$ 9,896
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 15,308	15,308	10,000	15,308	15,961	14,791		14,629	14,560	14,191	14,158	14,006	13,782	13,147	13,814	13,350	12,434	12,928	13,233	13,939	13,188	12,756	12,988	13,080	12,797	13,516	12,616	12,752	11,378	11,707	13,094	13,050	13,032	13,778	13,730	14,580	15,050	15,332	15,894	15,585	16,016	15,869	16,315	15,931	16,843	16,807	16,300	15,804	16,093	15,942	15,526	14,515	13,261	12,994	13,299	12,927	11,749	10,898	10,768	9,875	11,699	12,309	12,753	11,892	11,922	11,474	11,258	11,779	11,897	11,267	12,052	11,882	11,688	11,659	10,853	11,093	10,630	11,581	11,741	12,050	11,784	12,310	12,695	12,695	12,883	13,480	12,510	12,069	12,018	11,649	11,703	11,463	10,886	10,784	10,532	10,337	10,075	9,740	9,261	9,216	9,604	9,597	9,512	9,305	8,850	8,534	8,811	8,718	7,756	7,769	8,376	8,564	8,800	8,240	8,425	9,308	9,886	10,140	10,405	9,711	9,824	9,559	9,446	9,896
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 10,350	10,350		$ 10,350	10,791	10,000	$ 10,000
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		28,880	28,880	10,000	$ 28,880													20,826												20,151												28,358												20,339												16,790												14,118												13,301												10,536												10,494
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		28,880	28,880	10,000	$ 28,880													20,826												20,151												28,358												20,339												16,790												14,118												13,301												10,536												10,494
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		28,880	28,880	10,000	$ 28,880													20,826												20,151												28,358												20,339												16,790												14,118												13,301												10,536												10,494
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value		21,460	21,460	10,000	$ 21,460													16,006												17,506												21,490												14,251												14,270												13,603												13,355												10,446												10,034
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value		21,460	21,460	10,000	$ 21,460													16,006												17,506												21,490												14,251												14,270												13,603												13,355												10,446												10,034
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value		21,460	21,460	10,000	$ 21,460													16,006												17,506												21,490												14,251												14,270												13,603												13,355												10,446												10,034
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value		21,460	21,460	$ 10,000	$ 21,460													16,006												17,506												21,490												14,251												14,270												13,603												13,355												10,446												10,034
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index TR
Account Value	$ 10,000	16,845	16,845		16,845													12,861												12,844												13,810												9,607												10,393
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index TR
Account Value		23,392	23,392	$ 10,000	23,392													17,860												17,836												19,178												13,340												14,432												12,977												12,595												10,693												10,053
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	21,358	21,358		21,358													15,475												14,050												16,454												11,513												10,494
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Account Value		33,950	33,950	$ 10,000	$ 33,950													24,599												22,334												26,155												18,301												16,681												14,591												13,593												10,994												10,520
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Account Value		21,515	21,515	10,000	$ 21,515													14,790												17,968												19,953												12,460												15,183												13,869												14,169												11,287												10,431
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Account Value		21,515	21,515	10,000	$ 21,515													14,790												17,968												19,953												12,460												15,183												13,869												14,169												11,287												10,431
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 15,071	15,071	10,000	15,071	15,760	14,843		14,636	14,584	14,061	13,960	13,868	13,599	13,035	13,567	13,040	12,060	12,589	12,868	13,587	12,801	12,338	12,499	12,595	12,267	13,015	12,163	12,313	10,854	11,131	12,518	12,393	12,361	13,317	13,294	14,002	14,236	14,555	14,886	14,561	15,122	15,009	15,544	15,176	16,179	16,127	15,771	15,314	15,505	15,308	14,936	13,904	12,645	12,381	12,628	12,323	11,358	10,574	10,414	9,493	11,362	12,026	12,614	11,774	11,783	11,294	11,069	11,599	11,766	11,125	11,899	11,681	11,602	11,554	10,679	10,879	10,423	11,390	11,479	11,735	11,474	12,003	12,479	12,464	12,690	13,288	12,349	11,881	11,806	11,405	11,455	11,220	10,677	10,606	10,348	10,170	9,900	9,578	9,113	9,080	9,501	9,485	9,394	9,193	8,755	8,390	8,721	8,632	7,654	7,675	8,212	8,381	8,701	8,128	8,345	9,149	9,834	10,120	10,479	9,734	9,851	9,595	9,492	9,901
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 15,071	15,071	$ 10,000	15,071	15,760	14,843		14,636	14,584	14,061	13,960	13,868	13,599	13,035	13,567	13,040	12,060	12,589	12,868	13,587	12,801	12,338	12,499	12,595	12,267	13,015	12,163	12,313	10,854	11,131	12,518	12,393	12,361	13,317	13,294	14,002	14,236	14,555	14,886	14,561	15,122	15,009	15,544	15,176	16,179	16,127	15,771	15,314	15,505	15,308	14,936	13,904	12,645	12,381	12,628	12,323	11,358	10,574	10,414	9,493	11,362	12,026	12,614	11,774	11,783	11,294	11,069	11,599	11,766	11,125	11,899	11,681	11,602	11,554	10,679	10,879	10,423	11,390	11,479	11,735	11,474	12,003	12,479	12,464	12,690	13,288	12,349	11,881	11,806	11,405	11,455	11,220	10,677	10,606	10,348	10,170	9,900	9,578	9,113	9,080	9,501	9,485	9,394	9,193	8,755	8,390	$ 8,721	$ 8,632	$ 7,654	$ 7,675	$ 8,212	$ 8,381	8,701	$ 8,128	$ 8,345	$ 9,149	$ 9,834	$ 10,120	$ 10,479	$ 9,734	$ 9,851	$ 9,595	$ 9,492	$ 9,901
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 10,153	10,153		10,153	10,617	10,000	10,000
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 17,937	17,937		17,937	18,703	17,331		17,141	17,061	16,628	16,590	16,411	16,149	15,405	16,187	15,642	14,569	15,149	15,505	16,333	15,453	14,947	15,218	15,327	14,994	15,838	14,783	14,942	13,333	13,718	15,343	15,291	15,271	16,144	16,088	17,085	17,635	17,966	18,624	18,262	18,767	18,595	19,117	18,667	19,736	19,694	19,099	18,518	18,857	18,680	18,192	17,008	15,539	15,226	15,583	15,147	13,767	12,770	12,617	11,571	13,708	14,423	14,943	13,935	13,970	13,445	13,192	13,802	13,940	13,202	14,122	13,922	13,696	13,662	12,717	12,999	12,456	13,570	13,757	14,119	13,808	14,424	14,876	14,876	15,096	15,796	14,658	14,142	14,082	13,650	13,713	13,431	12,756	12,636	12,341	12,112	11,806	11,413	10,852	10,799	11,253	11,245	11,146	10,903	10,370	10,000
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 17,962	17,962		17,962	18,784	17,691		17,444	17,382	16,759	16,638	16,529	16,208	15,536	16,170	15,542	14,374	15,004	15,337	16,194	15,257	14,706	14,897	15,012	14,621	15,512	14,497	14,676	12,937	13,267	14,920	14,771	14,733	15,872	15,845	16,689	16,968	17,348	17,743	17,355	18,024	17,889	18,526	18,088	19,284	19,221	18,797	18,253	18,480	18,245	17,802	16,572	15,071	14,757	15,051	14,687	13,537	12,603	12,412	11,314	13,542	14,334	15,034	14,033	14,044	13,461	13,192	13,824	14,024	13,259	14,182	13,922	13,828	13,771	12,728	12,966	12,422	13,576	13,681	13,987	13,676	14,306	14,873	14,855	15,124	15,838	14,718	14,161	14,071	13,593	13,653	13,373	12,726	12,641	12,334	12,121	11,800	11,416	10,861	10,822	11,323	11,305	11,197	10,957	10,434	10,000
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 17,937	17,937		17,937	18,703	17,331		17,141	17,061	16,628	16,590	16,411	16,149	15,405	16,187	15,642	14,569	15,149	15,505	16,333	15,453	14,947	15,218	15,327	14,994	15,838	14,783	14,942	13,333	13,718	15,343	15,291	15,271	16,144	16,088	17,085	17,635	17,966	18,624	18,262	18,767	18,595	19,117	18,667	19,736	19,694	19,099	18,518	18,857	18,680	18,192	17,008	15,539	15,226	15,583	15,147	13,767	12,770	12,617	11,571	13,708	14,423	14,943	13,935	13,970	13,445	13,192	13,802	13,940	13,202	14,122	13,922	13,696	13,662	12,717	12,999	12,456	13,570	13,757	14,119	13,808	14,424	14,876	14,876	15,096	15,796	14,658	14,142	14,082	13,650	13,713	13,431	12,756	12,636	12,341	12,112	11,806	11,413	10,852	10,799	11,253	11,245	11,146	10,903	10,370	10,000
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 17,962	17,962		17,962	18,784	17,691		$ 17,444	$ 17,382	$ 16,759	$ 16,638	$ 16,529	$ 16,208	$ 15,536	$ 16,170	$ 15,542	14,374	$ 15,004	$ 15,337	$ 16,194	$ 15,257	$ 14,706	$ 14,897	$ 15,012	$ 14,621	$ 15,512	$ 14,497	$ 14,676	12,937	$ 13,267	$ 14,920	$ 14,771	$ 14,733	$ 15,872	$ 15,845	$ 16,689	$ 16,968	$ 17,348	$ 17,743	$ 17,355	18,024	$ 17,889	$ 18,526	$ 18,088	$ 19,284	$ 19,221	$ 18,797	$ 18,253	$ 18,480	$ 18,245	$ 17,802	$ 16,572	15,071	$ 14,757	$ 15,051	$ 14,687	$ 13,537	$ 12,603	$ 12,412	$ 11,314	$ 13,542	$ 14,334	$ 15,034	$ 14,033	14,044	$ 13,461	$ 13,192	$ 13,824	$ 14,024	$ 13,259	$ 14,182	$ 13,922	$ 13,828	$ 13,771	$ 12,728	$ 12,966	12,422	$ 13,576	$ 13,681	$ 13,987	$ 13,676	$ 14,306	$ 14,873	$ 14,855	$ 15,124	$ 15,838	$ 14,718	$ 14,161	14,071	$ 13,593	$ 13,653	$ 13,373	$ 12,726	$ 12,641	$ 12,334	$ 12,121	$ 11,800	$ 11,416	$ 10,861	$ 10,822	11,323	$ 11,305	$ 11,197	$ 10,957	$ 10,434	$ 10,000
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 10,350	10,350		10,350	10,791	10,000	10,000
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 10,153	10,153		10,153	$ 10,617	$ 10,000	$ 10,000
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value		21,460	21,460	$ 10,000	$ 21,460													16,006												17,506												21,490												14,251												14,270												13,603												13,355												10,446												10,034
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		42,855	42,855	10,000	$ 42,855													29,880												25,469												33,812												23,675												18,467												15,874												14,405												11,098												10,872
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		42,855	42,855	10,000	$ 42,855													29,880												25,469												33,812												23,675												18,467												15,874												14,405												11,098												10,872
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		42,855	42,855	10,000	$ 42,855													29,880												25,469												33,812												23,675												18,467												15,874												14,405												11,098												10,872
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index TR
Account Value		42,855	42,855	10,000	$ 42,855													29,880												25,469												33,812												23,675												18,467												15,874												14,405												11,098												10,872
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Account Value		21,515	21,515	10,000	$ 21,515													14,790												17,968												19,953												12,460												15,183												13,869												14,169												11,287												10,431
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		32,298	32,298	10,000	$ 32,298													23,429												21,617												25,894												17,995												16,337												14,395												13,504												10,892												10,449
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Financial Services Index TR
Account Value		21,515	21,515	$ 10,000	$ 21,515													14,790												17,968												19,953												12,460												15,183												13,869												14,169												11,287												10,431
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,000	21,358	21,358		21,358													15,475												14,050												16,454												11,513												10,494
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Account Value		33,950	33,950	$ 10,000	33,950													24,599												22,334												26,155												18,301												16,681												14,591												13,593												10,994												10,520
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	15,025	15,025		15,025													11,403												12,660												14,181												8,631												10,027
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 10,000	15,014	15,014		15,014													11,198												12,247												15,035												9,970												9,984
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 20,280	$ 20,280	$ 10,000	$ 20,280													$ 15,391												$ 17,087												$ 19,141												$ 11,650												$ 13,534												$ 13,112												$ 13,190												$ 10,568												$ 9,712